Other operating income - Analysis of other operating income (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Research and development credit	£ 144	£ 4
Other operating income	4,092	4,574
BARDA
Disclosure of operating segments [line items]
Grant income	3,864	4,329
CARB-X
Disclosure of operating segments [line items]
Grant income	£ 84	£ 241